RELATED PARTY TRANSACTIONS (Related Party Purchases and Sales of Vessels) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters	$ 210,920	$ 0	$ 145,654
Front Page
Related Party Transaction [Line Items]
Gain/(Loss) on sale of assets and termination of charters, net			300
Front Stratus
Related Party Transaction [Line Items]
Gain/(Loss) on sale of assets and termination of charters, net			200
Front Serenade
Related Party Transaction [Line Items]
Gain/(Loss) on sale of assets and termination of charters, net			300
Front Page, Front Stratus Front Serenade
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters			22,500
Compensation received on termination of charters, notes receivable			$ 3,400